Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($) Branch	Oct. 31, 2018 CAD ($)
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Fair value of counterparty collateral permitted to sell or repledge	$ 163,929	$ 123,782
Fair value of collateral sold or repledged	101,665	82,392
Minimum lease payments receivable under noncancellable operating lease	3,800
Minimum lease payments receivable under noncancellable operating lease	389
Minimum lease payments receivable under noncancellable operating lease	361
Minimum lease payments receivable under noncancellable operating lease	337
Minimum lease payments receivable under noncancellable operating lease	305
Minimum lease payments receivable under noncancellable operating lease	289
Minimum lease payments receivable under noncancellable operating lease	$ 2,119
Number of leased branch locations | Branch	1,165
ongoing bank- wide [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Restructuring charges	$ 603	$ 176
ongoing bank- wide [member] | severance costs [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Restructuring charges	$ 484